UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Fidelity® VIP
Investment Grade Central Fund

Semiannual Report

June 30, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-SANN-0813
1.831205.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Actual	.0020%	$ 1,000.00	$ 976.70	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
U.S. Government and U.S. Government Agency Obligations 62.8%	U.S. Government and U.S. Government Agency Obligations 60.4%
AAA 2.6%	AAA 3.1%
AA 2.4%	AA 1.5%
A 9.1%	A 7.4%
BBB 18.4%	BBB 17.3%
BB and Below 2.1%	BB and Below 2.0%
Not Rated 0.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 2.5%	Short-Term Investments and Net Other Assets (Liabilities) 8.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of June 30, 2013
6 months ago
Years	6.4	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.3	4.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of June 30, 2013*		As of December 31, 2012**
	Corporate Bonds 26.5%		Corporate Bonds 24.1%
	U.S. Government and U.S. Government Agency Obligations 62.8%		U.S. Government and U.S. Government Agency Obligations 60.4%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.5%
	CMOs and Other Mortgage Related Securities 5.3%		CMOs and Other Mortgage Related Securities 5.2%
	Municipal Bonds 2.1%		Municipal Bonds 1.5%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.5%		Short-Term Investments and Net Other Assets (Liabilities) 8.3%
* Foreign investments	4.0%	** Foreign investments	3.0%
* Futures and Swaps †	0.0%	** Futures and Swaps †	0.0%

† Amount represents less than 0.1%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments June 30, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	$ 416,000	$ 410,201
4.25% 6/15/23 (d)	2,932,000	2,911,845
5.75% 6/15/43 (d)	2,110,000	2,146,440
		5,468,486
Media - 1.7%
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,049,946
Comcast Corp.:
4.65% 7/15/42	5,434,000	5,216,602
4.95% 6/15/16	2,975,000	3,294,673
6.4% 3/1/40	2,058,000	2,462,457
6.45% 3/15/37	1,410,000	1,687,506
COX Communications, Inc. 3.25% 12/15/22 (d)	1,609,000	1,512,888
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	4,711,000	5,299,413
Discovery Communications LLC:
3.25% 4/1/23	604,000	566,048
3.7% 6/1/15	2,648,000	2,778,433
4.875% 4/1/43	1,416,000	1,310,361
6.35% 6/1/40	2,421,000	2,722,913
NBCUniversal Media LLC:
3.65% 4/30/15	1,200,000	1,260,746
5.15% 4/30/20	3,234,000	3,680,282
6.4% 4/30/40	3,340,000	3,998,321
News America Holdings, Inc. 7.75% 12/1/45	2,636,000	3,420,953
News America, Inc.:
6.15% 3/1/37	2,331,000	2,529,993
6.15% 2/15/41	1,822,000	2,025,291
Time Warner Cable, Inc.:
4.5% 9/15/42	3,266,000	2,535,321
6.2% 7/1/13	7,000,000	7,000,000
6.75% 7/1/18	4,425,000	5,063,284
Time Warner, Inc.:
5.875% 11/15/16	5,514,000	6,293,305
6.5% 11/15/36	2,337,000	2,645,489
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,373,387
4.375% 3/15/43 (d)	1,321,000	1,121,694
		71,849,306
TOTAL CONSUMER DISCRETIONARY		77,317,792
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Beam, Inc.:
1.75% 6/15/18	2,229,000	2,182,084
1.875% 5/15/17	857,000	855,213

	Principal Amount	Value
3.25% 6/15/23	$ 1,458,000	$ 1,389,051
FBG Finance Ltd. 5.125% 6/15/15 (d)	2,185,000	2,349,865
Fortune Brands, Inc. 5.375% 1/15/16	471,000	514,726
Heineken NV:
1.4% 10/1/17 (d)	2,178,000	2,115,428
2.75% 4/1/23 (d)	2,276,000	2,085,324
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,034,000	3,085,991
		14,577,682
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	1,554,000	1,527,156
3.2% 1/25/23	1,807,000	1,726,937
4.65% 1/25/43	2,013,000	1,866,750
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,788,624
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,581,166
6.125% 2/1/18	3,684,000	4,256,287
6.5% 8/11/17	3,514,000	4,084,305
6.5% 2/9/40	822,000	981,716
		22,812,941
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22	2,952,000	2,728,047
4.25% 8/9/42	2,952,000	2,521,891
9.7% 11/10/18	2,242,000	2,979,439
Philip Morris International, Inc. 5.65% 5/16/18	2,751,000	3,170,294
Reynolds American, Inc.:
3.25% 11/1/22	2,224,000	2,066,207
4.75% 11/1/42	3,437,000	3,072,730
7.25% 6/15/37	2,962,000	3,527,114
		20,065,722
TOTAL CONSUMER STAPLES		57,456,345
ENERGY - 3.4%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (d)	3,739,000	3,806,223
5.35% 3/15/20 (d)	3,724,000	3,963,625
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	4,146,519
5% 10/1/21	1,517,000	1,626,802
FMC Technologies, Inc.:
2% 10/1/17	539,000	529,891
3.45% 10/1/22	978,000	936,316
Transocean, Inc. 5.05% 12/15/16	2,488,000	2,705,053
		17,714,429
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 6,869,000	$ 7,896,754
Apache Corp. 4.75% 4/15/43	2,750,000	2,611,290
Chevron Corp.:
2.427% 6/24/20	2,041,000	2,027,929
3.191% 6/24/23	5,148,000	5,119,804
ConocoPhillips 5.75% 2/1/19	3,900,000	4,566,857
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,963,654
3.875% 3/15/23	1,228,000	1,151,044
Duke Energy Field Services 6.45% 11/3/36 (d)	2,477,000	2,606,158
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,765,151
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,470,343
Encana Holdings Finance Corp. 5.8% 5/1/14	320,000	332,617
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,410,673
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,496,000	1,706,442
Nakilat, Inc. 6.067% 12/31/33 (d)	1,808,000	2,025,864
Petro-Canada 6.05% 5/15/18	1,480,000	1,714,074
Petrobras Global Finance BV:
4.375% 5/20/23	4,240,000	3,865,184
5.625% 5/20/43	4,185,000	3,632,371
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,715,636
5.375% 1/27/21	6,096,000	6,124,615
5.75% 1/20/20	5,084,000	5,289,282
7.875% 3/15/19	4,277,000	4,945,765
Petroleos Mexicanos:
3.5% 1/30/23 (d)	3,410,000	3,145,725
4.875% 1/24/22	3,398,000	3,448,970
5.5% 1/21/21	3,601,000	3,858,472
5.5% 6/27/44	7,115,000	6,421,288
6.5% 6/2/41	6,986,000	7,213,045
Phillips 66:
4.3% 4/1/22	3,770,000	3,893,155
5.875% 5/1/42	3,228,000	3,561,717
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,752,541
3.95% 9/15/15	2,158,000	2,288,462
6.125% 1/15/17	1,250,000	1,419,504
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,508,200
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	684,741
4.6% 6/15/21	873,000	888,947

	Principal Amount	Value
Suncor Energy, Inc. 6.1% 6/1/18	$ 4,665,000	$ 5,436,269
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	697,740
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,097,175
		125,257,458
TOTAL ENERGY		142,971,887
FINANCIALS - 13.1%
Capital Markets - 1.6%
BlackRock, Inc. 4.25% 5/24/21	1,183,000	1,261,704
Goldman Sachs Group, Inc.:
3.625% 1/22/23	5,000,000	4,781,035
5.25% 7/27/21	1,125,000	1,203,046
5.625% 1/15/17	3,000,000	3,250,482
5.75% 1/24/22	2,325,000	2,563,201
5.95% 1/18/18	755,000	844,442
6.15% 4/1/18	5,954,000	6,706,883
6.75% 10/1/37	3,421,000	3,507,343
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,624,145
7.125% 5/15/15	5,585,000	6,063,869
Merrill Lynch & Co., Inc. 6.11% 1/29/37	1,461,000	1,439,417
Morgan Stanley:
2.125% 4/25/18	4,257,000	4,072,548
3.75% 2/25/23	11,138,000	10,644,765
4.875% 11/1/22	4,345,000	4,290,066
5.75% 1/25/21	1,751,000	1,899,754
6.625% 4/1/18	10,165,000	11,517,626
		67,670,326
Commercial Banks - 1.9%
Bank of America NA 5.3% 3/15/17	3,403,000	3,689,801
Credit Suisse 6% 2/15/18	6,486,000	7,282,818
Discover Bank:
7% 4/15/20	2,309,000	2,693,562
8.7% 11/18/19	1,503,000	1,919,224
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,269,166
8.25% 3/1/38	4,319,000	5,481,731
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	2,412,000	2,402,955
HBOS PLC 6.75% 5/21/18 (d)	2,600,000	2,752,022
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,195,961
KeyBank NA:
5.45% 3/3/16	1,618,000	1,783,546
5.8% 7/1/14	2,049,000	2,149,596
6.95% 2/1/28	800,000	972,615
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank:
4.85% 6/16/15	$ 1,796,000	$ 1,898,914
5% 1/17/17	4,952,000	5,290,539
Regions Bank:
6.45% 6/26/37	6,622,000	6,953,100
7.5% 5/15/18	5,784,000	6,746,498
Regions Financial Corp.:
2% 5/15/18	4,497,000	4,249,436
5.75% 6/15/15	814,000	878,103
7.75% 11/10/14	2,367,000	2,557,733
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	5,485,000	5,200,877
6.125% 12/15/22	8,239,000	7,835,899
Wachovia Corp. 4.875% 2/15/14	785,000	805,134
Wells Fargo & Co.:
3.625% 4/15/15	2,350,000	2,466,941
3.676% 6/15/16	1,714,000	1,830,993
		80,307,164
Consumer Finance - 0.9%
Discover Financial Services 3.85% 11/21/22	5,040,000	4,730,277
Ford Motor Credit Co. LLC 1.7% 5/9/16	6,586,000	6,477,588
General Electric Capital Corp.:
1% 12/11/15	3,432,000	3,426,368
2.25% 11/9/15	2,597,000	2,660,871
2.95% 5/9/16	774,000	806,520
3.5% 6/29/15	799,000	833,590
5.625% 5/1/18	9,700,000	11,121,962
HSBC USA, Inc. 1.625% 1/16/18	3,721,000	3,628,942
Hyundai Capital America:
1.625% 10/2/15 (d)	1,373,000	1,368,372
2.125% 10/2/17 (d)	1,518,000	1,467,082
		36,521,572
Diversified Financial Services - 2.7%
Bank of America Corp.:
3.3% 1/11/23	14,540,000	13,734,222
3.875% 3/22/17	3,077,000	3,221,714
5.75% 12/1/17	12,290,000	13,654,325
6.5% 8/1/16	3,000,000	3,381,828
BP Capital Markets PLC 4.742% 3/11/21	3,000,000	3,262,701
Citigroup, Inc.:
3.375% 3/1/23	2,800,000	2,676,901
3.953% 6/15/16	3,838,000	4,044,918
4.05% 7/30/22	1,800,000	1,729,028
4.75% 5/19/15	10,152,000	10,735,578
6.125% 5/15/18	1,159,000	1,326,280
6.5% 8/19/13	8,073,000	8,132,619

	Principal Amount	Value
JPMorgan Chase & Co.:
1.625% 5/15/18	$ 8,510,000	$ 8,155,193
2% 8/15/17	5,000,000	4,960,610
3.15% 7/5/16	4,200,000	4,361,452
3.2% 1/25/23	973,000	923,118
3.25% 9/23/22	5,719,000	5,426,462
4.35% 8/15/21	4,371,000	4,551,146
4.5% 1/24/22	6,648,000	6,957,591
6.3% 4/23/19	3,920,000	4,551,982
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	4,259,000	4,135,928
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,145,844
5.15% 3/15/20	1,545,000	1,707,101
		112,776,541
Insurance - 2.1%
Allstate Corp. 6.2% 5/16/14	2,709,000	2,839,888
American International Group, Inc.:
4.875% 9/15/16	2,638,000	2,889,111
4.875% 6/1/22	1,252,000	1,333,817
5.6% 10/18/16	3,756,000	4,184,601
Aon Corp.:
3.125% 5/27/16	3,681,000	3,839,456
3.5% 9/30/15	1,538,000	1,612,553
5% 9/30/20	1,402,000	1,536,771
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	445,140
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,644,000	5,050,531
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	4,093,000	4,315,356
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,456,465
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,110,000	2,186,798
MetLife, Inc.:
3.048% 12/15/22	3,731,000	3,524,620
4.75% 2/8/21	1,477,000	1,608,886
6.75% 6/1/16	3,234,000	3,700,886
Metropolitan Life Global Funding I:
3% 1/10/23 (d)	2,636,000	2,473,754
5.125% 6/10/14 (d)	2,884,000	3,008,240
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,214,000	2,495,089
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	2,297,000	3,165,588
Pacific LifeCorp:
5.125% 1/30/43 (d)	5,252,000	4,766,973
6% 2/10/20 (d)	4,627,000	5,163,200
Prudential Financial, Inc.:
4.5% 11/16/21	2,157,000	2,271,306
5.8% 11/16/41	2,824,000	3,042,914
6.2% 11/15/40	1,297,000	1,483,055
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
7.375% 6/15/19	$ 1,250,000	$ 1,526,815
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,355,000	6,926,785
Unum Group:
5.625% 9/15/20	2,889,000	3,182,716
5.75% 8/15/42	5,234,000	5,556,990
		86,588,304
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,200,000	1,222,318
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,135,502
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,620,662
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,459,182
5.375% 12/15/13	2,985,000	3,044,858
DDR Corp. 4.625% 7/15/22	2,855,000	2,883,696
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,691,000	3,964,581
7.5% 4/1/17	1,944,000	2,253,695
9.625% 3/15/16	1,253,000	1,491,876
Duke Realty LP:
3.625% 4/15/23	2,123,000	1,963,476
3.875% 10/15/22	3,512,000	3,324,828
4.375% 6/15/22	2,340,000	2,313,266
5.4% 8/15/14	2,433,000	2,543,796
5.5% 3/1/16	1,270,000	1,381,850
5.95% 2/15/17	928,000	1,029,503
6.5% 1/15/18	2,445,000	2,810,645
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,172,981
5.375% 10/15/15	455,000	492,532
6% 9/15/17	2,405,000	2,675,452
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,199,941
Health Care REIT, Inc. 2.25% 3/15/18	1,731,000	1,698,925
HRPT Properties Trust:
5.75% 11/1/15	1,155,000	1,221,649
6.25% 6/15/17	3,000,000	3,218,334
UDR, Inc. 5.5% 4/1/14	3,685,000	3,802,655
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	953,800
Weingarten Realty Investors 3.375% 10/15/22	812,000	744,110
		58,624,113

	Principal Amount	Value
Real Estate Management & Development - 2.5%
AMB Property LP 5.9% 8/15/13	$ 2,575,000	$ 2,589,273
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,879,235
4.25% 7/15/22	1,842,000	1,810,021
6.125% 4/15/20	1,392,000	1,556,855
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,013,860
4.95% 4/15/18	2,002,000	2,131,367
5.7% 5/1/17	5,000,000	5,452,185
7.5% 5/15/15	523,000	579,015
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,785,287
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,920,924
5.25% 3/15/21	1,953,000	2,036,237
ERP Operating LP:
4.625% 12/15/21	5,595,000	5,923,510
4.75% 7/15/20	2,827,000	3,039,132
5.375% 8/1/16	1,066,000	1,188,085
5.75% 6/15/17	5,343,000	6,041,544
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,040,904
4.125% 6/15/22	2,007,000	1,983,823
4.75% 10/1/20	4,185,000	4,404,629
5.5% 12/15/16	2,290,000	2,527,702
6.625% 10/1/17	2,673,000	3,048,185
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	2,942,719
3.15% 5/15/23	4,988,000	4,450,229
4.5% 4/18/22	1,218,000	1,223,391
Post Apartment Homes LP 3.375% 12/1/22	790,000	737,655
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	3,844,000	4,025,556
5.5% 1/15/14 (d)	2,405,000	2,446,188
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,376,376
Regency Centers LP:
5.25% 8/1/15	1,468,000	1,578,671
5.875% 6/15/17	2,430,000	2,705,521
Simon Property Group LP:
2.75% 2/1/23	2,705,000	2,481,616
2.8% 1/30/17	857,000	881,997
4.125% 12/1/21	2,399,000	2,489,865
4.2% 2/1/15	1,523,000	1,586,343
5.1% 6/15/15	2,220,000	2,399,895
Tanger Properties LP:
6.125% 6/1/20	4,876,000	5,692,764
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15	$ 349,000	$ 389,635
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,696,000	2,608,720
		104,968,914
TOTAL FINANCIALS		547,456,934
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	4,000,000	3,987,960
Health Care Providers & Services - 0.8%
Aetna, Inc.:
2.75% 11/15/22	2,118,000	1,949,473
4.125% 11/15/42	1,182,000	1,038,456
Express Scripts Holding Co. 4.75% 11/15/21	3,953,000	4,226,943
Express Scripts, Inc. 3.125% 5/15/16	3,450,000	3,586,979
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,799,663
UnitedHealth Group, Inc.:
1.625% 3/15/19	1,268,000	1,225,081
2.75% 2/15/23	708,000	658,572
2.875% 3/15/23	5,473,000	5,139,311
3.95% 10/15/42	969,000	834,693
4.25% 3/15/43	3,000,000	2,740,080
WellPoint, Inc.:
3.3% 1/15/23	4,354,000	4,142,322
4.65% 1/15/43	4,641,000	4,330,587
		32,672,160
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17 (d)	4,266,000	4,178,027
2.9% 11/6/22 (d)	4,376,000	4,089,722
4.4% 11/6/42 (d)	4,273,000	3,973,523
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,391,630
Zoetis, Inc.:
1.875% 2/1/18 (d)	676,000	661,531
3.25% 2/1/23 (d)	1,649,000	1,565,798
4.7% 2/1/43 (d)	1,654,000	1,546,305
		17,406,536
TOTAL HEALTH CARE		54,066,656

	Principal Amount	Value
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
United Technologies Corp. 4.5% 6/1/42	$ 4,137,000	$ 4,084,158
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	921,692	972,385
6.795% 2/2/20	1,174,421	1,212,589
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,582,467	2,827,802
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	872,425	898,598
8.36% 1/20/19	3,752,288	4,108,755
		10,020,129
Industrial Conglomerates - 0.3%
General Electric Co.:
4.125% 10/9/42	3,309,000	3,082,611
5.25% 12/6/17	7,130,000	8,048,137
		11,130,748
TOTAL INDUSTRIALS		25,235,035
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Apple, Inc. 3.85% 5/4/43	5,454,000	4,850,231
MATERIALS - 0.6%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,666,334
4.25% 11/15/20	1,931,000	2,032,509
4.375% 11/15/42	1,579,000	1,399,051
		7,097,894
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/14 (d)	2,675,000	2,835,741
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	3,750,000	3,655,695
Rio Tinto Finance (U.S.A.) PLC 2.5% 12/14/18	4,174,000	4,054,423
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,624,588
6.25% 1/23/17	3,115,000	3,479,483
		17,649,930
TOTAL MATERIALS		24,747,824
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
4.35% 6/15/45	$ 11,574,000	$ 10,081,267
5.55% 8/15/41	8,621,000	8,985,461
6.3% 1/15/38	364,000	405,059
CenturyLink, Inc.:
5.15% 6/15/17	330,000	347,325
6% 4/1/17	825,000	888,938
6.15% 9/15/19	2,305,000	2,397,200
Embarq Corp.:
7.082% 6/1/16	2,253,000	2,524,207
7.995% 6/1/36	1,808,000	1,909,165
Verizon Communications, Inc.:
3.85% 11/1/42	1,284,000	1,066,621
6.1% 4/15/18	2,190,000	2,562,552
6.25% 4/1/37	1,380,000	1,576,179
6.9% 4/15/38	2,420,000	2,977,551
		35,721,525
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	5,411,000	5,481,576
3.125% 7/16/22	2,875,000	2,647,487
Vodafone Group PLC 5% 12/16/13	2,775,000	2,831,052
		10,960,115
TOTAL TELECOMMUNICATION SERVICES		46,681,640
UTILITIES - 3.0%
Electric Utilities - 1.7%
AmerenUE 6.4% 6/15/17	3,819,000	4,476,158
American Electric Power Co., Inc.:
1.65% 12/15/17	1,748,000	1,698,675
2.95% 12/15/22	1,655,000	1,539,704
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	2,664,000	2,994,933
6.4% 9/15/20 (d)	6,054,000	6,983,616
Edison International 3.75% 9/15/17	2,401,000	2,538,476
FirstEnergy Corp.:
2.75% 3/15/18	3,523,000	3,428,527
4.25% 3/15/23	5,520,000	5,125,751
7.375% 11/15/31	6,131,000	6,470,431
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	8,027,817
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,727,549
3.75% 11/15/20	525,000	535,644

	Principal Amount	Value
Nevada Power Co. 6.5% 5/15/18	$ 3,165,000	$ 3,775,070
Northeast Utilities:
1.45% 5/1/18	1,125,000	1,091,538
2.8% 5/1/23	5,110,000	4,771,759
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,301,300
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,607,633
PPL Capital Funding, Inc. 3.4% 6/1/23	2,425,000	2,296,206
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,536,727
5.625% 1/15/16	2,000,000	2,210,658
		71,138,172
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,234,149
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,366,636
6.5% 5/1/18	2,640,000	3,057,294
PSEG Power LLC 2.75% 9/15/16	919,000	947,476
		5,371,406
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,708,364
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,599,902
Dominion Resources, Inc. 2.5756% 9/30/66 (g)	11,534,000	10,802,479
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	1,334,000	1,585,572
National Grid PLC 6.3% 8/1/16	4,181,000	4,728,410
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,674,045
5.25% 2/15/43	4,094,000	4,004,178
5.4% 7/15/14	3,885,000	4,059,934
5.45% 9/15/20	613,000	683,275
5.8% 2/1/42	2,085,000	2,149,591
5.95% 6/15/41	3,834,000	4,032,015
6.4% 3/15/18	2,760,000	3,205,011
Sempra Energy:
2.3% 4/1/17	4,185,000	4,237,438
2.875% 10/1/22	1,723,000	1,609,201
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,426,000	1,511,560
		47,590,975
TOTAL UTILITIES		125,334,702
TOTAL NONCONVERTIBLE BONDS (Cost $1,069,332,191)		1,106,119,046
U.S. Government and Government Agency Obligations - 34.3%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.0%
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	$ 90,000	$ 90,029
U.S. Treasury Obligations - 34.3%
U.S. Treasury Bonds 3.125% 2/15/43	111,447,000	104,168,174
U.S. Treasury Notes:
0.125% 4/30/15	40,516,000	40,357,745
0.25% 9/15/14	59,000	59,021
0.25% 8/15/15	20,500,000	20,424,724
0.5% 7/31/17	26,715,000	26,063,822
0.875% 11/30/16	31,268,000	31,280,226
0.875% 4/30/17	695,000	691,362
0.875% 1/31/18	63,538,000	62,381,418
1% 3/31/17	27,344,000	27,361,090
1% 5/31/18	231,140,000	227,077,021
1.375% 5/31/20	139,818,000	134,836,984
1.75% 5/15/23	49,190,000	46,038,790
1.875% 10/31/17	20,552,000	21,138,061
1.875% 6/30/20	145,964,000	145,325,420
2% 2/15/23	103,904,000	99,918,346
2.375% 8/31/14	115,000,000	117,883,970
2.375% 2/28/15	41,183,000	42,601,878
2.625% 7/31/14 (f)	245,000,000	251,402,567
2.625% 12/31/14	30,935,000	32,028,614
TOTAL U.S. TREASURY OBLIGATIONS		1,431,039,233
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,441,596,437)	1,431,129,262
U.S. Government Agency - Mortgage Securities - 30.9%

Fannie Mae - 20.9%
1.811% 9/1/33 (g)	512,510	527,380
1.913% 5/1/34 (g)	1,084,569	1,124,911
2.054% 10/1/33 (g)	42,908	44,880
2.072% 7/1/35 (g)	27,633	28,674
2.082% 10/1/33 (g)	694,985	727,107
2.175% 3/1/35 (g)	11,988	12,359
2.332% 3/1/35 (g)	46,191	48,523
2.446% 8/1/36 (g)	1,652,654	1,760,755
2.5% 7/1/28 (e)	15,600,000	15,675,562
2.5% 7/1/28 (e)	16,600,000	16,680,405
2.5% 7/1/28 (e)	7,000,000	7,033,906
2.527% 10/1/33 (g)	75,805	80,409
2.541% 6/1/36 (g)	94,965	101,112
2.605% 7/1/34 (g)	51,306	54,112

	Principal Amount	Value
2.607% 5/1/35 (g)	$ 191,355	$ 204,429
2.653% 7/1/35 (g)	84,260	88,997
2.671% 2/1/36 (g)	838,155	895,100
2.679% 11/1/36 (g)	1,124,479	1,200,752
2.82% 12/1/35 (g)	413,541	436,427
2.827% 5/1/36 (g)	341,342	365,690
2.89% 9/1/36 (g)	956,530	1,027,074
2.893% 7/1/37 (g)	142,721	150,629
3% 4/1/27 to 7/1/43	86,971,504	85,899,867
3% 7/1/43 (e)	43,900,000	42,877,955
3% 7/1/43 (e)	43,900,000	42,877,955
3% 7/1/43 (e)	43,900,000	42,877,955
3% 7/1/43 (e)	20,800,000	20,315,751
3% 7/1/43 (e)	17,500,000	17,092,579
3% 7/1/43 (e)	28,000,000	27,348,126
3.5% 1/1/26 to 7/1/43 (e)	168,016,846	170,106,854
3.5% 7/1/43 (e)	12,000,000	12,177,187
4% 9/1/26 to 7/1/42	91,047,691	95,144,321
4% 7/1/28 (e)	8,400,000	8,840,463
4% 7/1/43 (e)	4,800,000	4,999,125
4% 7/1/43 (e)	11,600,000	12,081,219
4.5% 5/1/25 to 11/1/41	79,626,635	84,754,042
4.5% 7/1/43 (e)	8,500,000	8,992,070
5% 9/1/20 to 6/1/40	31,347,879	33,911,016
5% 7/1/43 (e)	3,700,000	3,981,951
5.5% 11/1/17 to 3/1/39	54,349,741	59,180,296
5.5% 7/1/43 (e)	1,800,000	1,954,688
6% 1/1/23 to 1/1/42	33,301,545	36,534,795
6% 7/1/43 (e)	1,800,000	1,956,375
6.5% 8/1/13 to 8/1/36	7,269,690	8,111,049
7% 3/1/15 to 8/1/32	1,243,914	1,410,134
7.5% 7/1/16 to 11/1/31	1,078,625	1,255,414
8% 1/1/30 to 5/1/30	43,677	51,770
8.5% 3/1/25 to 6/1/25	658	783
TOTAL FANNIE MAE		873,002,933
Freddie Mac - 4.4%
2.156% 4/1/35 (g)	785,984	830,572
2.403% 3/1/36 (g)	164,570	172,552
2.459% 1/1/35 (g)	141,844	148,567
3% 8/1/42 to 3/1/43	23,476,589	22,916,592
3.024% 3/1/33 (g)	12,702	13,448
3.16% 11/1/35 (g)	320,082	340,159
3.185% 10/1/35 (g)	129,094	138,615
3.5% 1/1/26 to 6/1/43	52,498,803	53,463,337
4% 6/1/24 to 4/1/42	33,002,657	34,440,077
4.5% 7/1/25 to 10/1/41	44,977,143	47,636,527
5% 1/1/35 to 9/1/40	18,357,766	19,854,499
5.5% 1/1/38	416,958	448,523
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6% 4/1/32 to 8/1/37	$ 3,004,748	$ 3,300,117
7.5% 5/1/17 to 11/1/31	109,891	127,296
8% 7/1/17 to 5/1/27	6,572	7,495
8.5% 3/1/20 to 1/1/28	91,770	105,971
TOTAL FREDDIE MAC	183,944,347
Ginnie Mae - 5.6%
3% 7/1/43 (e)	10,600,000	10,474,953
3% 7/1/43 (e)	5,000,000	4,942,578
3% 7/1/43 (e)	3,900,000	3,855,211
3% 7/1/43 (e)	3,600,000	3,558,656
3.5% 1/15/41 to 11/20/42	38,871,153	39,908,260
3.5% 7/1/43 (e)	11,900,000	12,199,359
4% 1/15/25 to 12/15/41	31,965,020	33,825,248
4% 7/1/43 (e)	2,000,000	2,095,781
4% 7/1/43 (e)	2,000,000	2,095,781
4.5% 5/15/39 to 4/15/41	52,295,846	55,864,131
5% 3/15/39 to 6/20/41	48,355,482	52,462,639
6% 3/15/29 to 9/20/38	6,667,395	7,416,861
6.5% 10/15/34 to 11/15/35	302,397	344,102
7% 1/15/28 to 7/15/32	2,330,706	2,680,556
7.5% 4/15/22 to 10/15/28	547,931	632,551
8% 2/15/17 to 9/15/30	38,223	44,160
8.5% 12/15/16 to 3/15/30	7,882	8,799
TOTAL GINNIE MAE		232,409,626
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,301,259,054)		1,289,356,906
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.663% 4/25/35 (g)	234,160	214,978
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.868% 4/25/35 (g)	10,370	10,307
Airspeed Ltd. Series 2007-1A Class C1, 2.6925% 6/15/32 (d)(g)	2,451,345	1,397,267
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,168,034

	Principal Amount	Value
Series 2011-3 Class A2, 1.81% 5/15/16	$ 2,760,000	$ 2,784,917
Series 2012-3 Class A2, 1.21% 6/15/17	4,120,000	4,129,880
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.243% 12/25/33 (g)	23,668	22,546
Series 2004-R2 Class M3, 1.018% 4/25/34 (g)	34,150	26,892
Series 2005-R2 Class M1, 0.643% 4/25/35 (g)	599,604	587,950
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.973% 3/25/34 (g)	16,878	15,179
Series 2004-W11 Class M2, 1.243% 11/25/34 (g)	198,000	189,722
Series 2004-W7 Class M1, 1.018% 5/25/34 (g)	209,000	204,663
Series 2006-W4 Class A2C, 0.353% 5/25/36 (g)	440,849	148,726
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.018% 4/25/34 (g)	761,780	727,447
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.333% 12/25/36 (g)	635,000	365,887
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (d)	1,161,627	1,158,846
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4433% 3/25/32 (MGIC Investment Corp. Insured) (g)	11,075	5,524
Series 2004-3 Class M4, 1.648% 4/25/34 (g)	56,336	42,011
Series 2004-4 Class M2, 0.988% 6/25/34 (g)	207,174	188,930
Fannie Mae Series 2004-T5 Class AB3, 0.9235% 5/28/35 (g)	13,702	12,555
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.368% 8/25/34 (g)	102,000	77,377
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.018% 3/25/34 (g)	4,514	3,707
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	8,230,000	8,227,724
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.928% 1/25/35 (g)	334,000	275,929
Class M4, 1.213% 1/25/35 (g)	128,000	10,515
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (d)(g)	829,000	578,227
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust Series 2003-1 Class A, 0.6225% 4/15/31 (d)(g)	$ 27,205	$ 25,643
GSAMP Trust Series 2004-AR1 Class B4, 3.1055% 6/25/34 (c)(d)	138,597	11,599
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.743% 9/25/46 (d)(g)	451,264	446,751
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.483% 8/25/33 (g)	216,884	198,131
Series 2003-5 Class A2, 0.893% 12/25/33 (g)	11,595	9,909
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.383% 1/25/37 (g)	436,000	214,842
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.323% 11/25/36 (g)	438,000	414,959
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6061% 12/27/29 (g)	134,066	130,120
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.493% 5/25/37 (g)	188,520	2,738
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.168% 7/25/34 (g)	26,234	22,170
Series 2006-FM1 Class A2B, 0.303% 4/25/37 (g)	264,766	229,207
Series 2006-OPT1 Class A1A, 0.453% 6/25/35 (g)	438,515	392,506
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.533% 8/25/34 (g)	20,187	19,574
Series 2004-NC8 Class M6, 2.068% 9/25/34 (g)	84,827	54,380
Series 2005-NC1 Class M1, 0.633% 1/25/35 (g)	141,000	135,596
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.703% 9/25/35 (g)	503,000	451,632
Ocala Funding LLC Series 2006-1A Class A, 1.5916% 3/20/11 (b)(d)(g)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.443% 9/25/34 (g)	188,000	157,488
Class M4, 1.643% 9/25/34 (g)	241,000	73,166
Series 2005-WCH1 Class M4, 1.023% 1/25/36 (g)	520,000	451,971
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.993% 4/25/33 (g)	1,796	1,671

	Principal Amount	Value
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.988% 3/25/35 (g)	$ 397,451	$ 352,748
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (g)	406,151	298,816
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.918% 9/25/34 (g)	20,131	13,857
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.053% 9/25/34 (g)	10,148	9,248
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0756% 10/25/44 (d)(g)	630,180	557,709
TOTAL ASSET-BACKED SECURITIES (Cost $30,203,675)		29,252,171
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 0.5%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.753% 1/25/35 (g)	548,725	528,890
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2616% 12/20/54 (d)(g)	4,717,885	4,571,631
Class C2, 1.3916% 12/20/54 (d)(g)	2,117,000	1,799,450
Series 2006-2:
Class A4, 0.2716% 12/20/54 (g)	1,407,751	1,364,111
Class C1, 1.1316% 12/20/54 (g)	1,885,000	1,602,250
Series 2006-3:
Class A3, 0.2716% 12/20/54 (g)	677,844	656,831
Class A7, 0.3916% 12/20/54 (g)	736,845	714,003
Class C2, 1.1916% 12/20/54 (g)	396,000	336,600
Series 2006-4:
Class A4, 0.2916% 12/20/54 (g)	2,161,015	2,094,024
Class B1, 0.3716% 12/20/54 (g)	1,059,000	968,985
Class C1, 0.9516% 12/20/54 (g)	647,000	549,950
Class M1, 0.5316% 12/20/54 (g)	279,000	247,334
Series 2007-1:
Class 1C1, 0.7916% 12/20/54 (g)	654,000	555,900
Class 1M1, 0.4916% 12/20/54 (g)	425,000	376,763
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2007-1:
Class 2A1, 0.3316% 12/20/54 (g)	$ 1,695,639	$ 1,643,074
Class 2C1, 1.0516% 12/20/54 (g)	298,000	253,300
Class 2M1, 0.6916% 12/20/54 (g)	546,000	484,029
Series 2007-2 Class 2C1, 1.0525% 12/17/54 (g)	757,000	643,450
Series 2007-2 Class 3A1, 0.3725% 12/17/54 (g)	302,494	293,117
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7261% 1/20/44 (g)	151,584	144,486
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.403% 5/25/47 (g)	217,512	160,605
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.363% 2/25/37 (g)	340,184	288,929
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.483% 7/25/35 (g)	572,910	537,649
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5429% 7/10/35 (d)(g)	137,195	126,066
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.643% 6/25/33 (d)(g)	11,317	11,123
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	10,833	9,994
TOTAL PRIVATE SPONSOR		20,962,544
U.S. Government Agency - 0.8%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.493% 5/25/35 (g)	769,916	771,589
Series 2006-50 Class BF, 0.593% 6/25/36 (g)	967,755	972,744
Series 2006-82 Class F, 0.763% 9/25/36 (g)	1,505,695	1,510,147
Series 2007-36 Class F, 0.423% 4/25/37 (g)	1,221,272	1,222,810
Series 2011-37 Class FA, 0.643% 5/25/41 (g)	3,625,321	3,635,527
Series 2011-40 Class DF, 0.643% 5/25/41 (g)	2,843,428	2,852,935
Series 2013-62 Class FA, 0.493% 6/25/43 (g)	4,322,006	4,320,506
floater sequential payer:
Series 2010-74 Class WF, 0.793% 7/25/34 (g)	993,161	1,005,284

	Principal Amount	Value
Series 2012-120 Class FE 0.493% 2/25/39 (g)	$ 1,890,235	$ 1,894,305
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	916,226	1,000,667
Series 1999-57 Class PH, 6.5% 12/25/29	737,825	839,158
Series 2002-9 Class PC, 6% 3/25/17	71,138	75,503
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	85,773	87,670
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.6125% 4/15/41 (g)	2,004,032	2,006,395
Series 3830 Class FD, 0.5525% 3/15/41 (g)	4,873,080	4,897,909
floater sequential payer Series 2011-3969 Class AF, 0.6425% 10/15/33 (g)	2,251,968	2,254,416
planned amortization class Series 2500 Class TE, 5.5% 9/15/17	1,733,814	1,827,068
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 39.045% 6/16/37 (g)(i)	83,214	155,165
TOTAL U.S. GOVERNMENT AGENCY		31,329,798
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,636,062)		52,292,342
Commercial Mortgage Securities - 4.8%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7114% 5/10/45 (g)	1,079,802	1,121,417
Series 2006-3 Class A4, 5.889% 7/10/44	1,973,000	2,188,264
Series 2006-5 Class A2, 5.317% 9/10/47	6,086,626	6,154,559
Series 2007-3 Class A3, 5.6198% 6/10/49 (g)	6,100,000	6,124,400
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.583% 1/25/36 (d)(g)	605,646	492,367
Class M1, 0.643% 1/25/36 (d)(g)	126,722	69,734
Class M2, 0.663% 1/25/36 (d)(g)	38,229	19,827
Class M3, 0.693% 1/25/36 (d)(g)	55,574	28,244
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-3A Class M5, 0.673% 10/25/36 (d)(g)	$ 7,457	$ 392
Series 2007-1 Class A2, 0.463% 3/25/37 (d)(g)	169,353	115,935
Series 2007-2A:
Class A1, 0.463% 7/25/37 (d)(g)	168,806	128,572
Class A2, 0.513% 7/25/37 (d)(g)	158,002	77,171
Class M2, 0.603% 7/25/37 (d)(g)	87,779	14,803
Class M3, 0.683% 7/25/37 (d)(g)	87,779	8,726
Class M4, 0.843% 7/25/37 (d)(g)	185,686	7,078
Class M5, 0.943% 7/25/37 (d)(g)	147,491	4,794
Series 2007-3:
Class A2, 0.483% 7/25/37 (d)(g)	239,997	134,816
Class B1, 1.143% 7/25/37 (d)(g)	38,552	2,911
Class M1, 0.503% 7/25/37 (d)(g)	98,318	35,682
Class M2, 0.533% 7/25/37 (d)(g)	103,360	29,732
Class M3, 0.563% 7/25/37 (d)(g)	225,879	51,457
Class M4, 0.693% 7/25/37 (d)(g)	356,970	71,504
Class M5, 0.793% 7/25/37 (d)(g)	133,612	18,999
Class M6, 0.993% 7/25/37 (d)(g)	100,839	12,104
Series 2007-4A Class M4, 1.793% 9/25/37 (d)(g)	546,116	26,356
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4425% 3/15/22 (d)(g)	147,000	139,650
Class E, 0.4925% 3/15/22 (d)(g)	763,000	709,590
Class F, 0.5425% 3/15/22 (d)(g)	468,000	425,880
Class G, 0.5925% 3/15/22 (d)(g)	120,000	106,800
Class H, 0.7425% 3/15/22 (d)(g)	147,000	127,523
Class J, 0.8925% 3/15/22 (d)(g)	147,000	124,215
Series 2006-PW13 Class A3, 5.518% 9/11/41	811,672	811,443
C-BASS Trust floater Series 2006-SC1 Class A, 0.463% 5/25/36 (d)(g)	215,036	196,990

	Principal Amount	Value
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3325% 4/15/22 (d)(g)	$ 69,176	$ 68,598
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	6,440,000	7,089,384
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,213,144
COMM pass-thru certificates floater:
Series 2005-F10A Class J, 1.0425% 4/15/17 (d)(g)	44,316	40,591
Series 2005-FL11:
Class F, 0.6425% 11/15/17 (d)(g)	52,739	51,882
Class G, 0.6925% 11/15/17 (d)(g)	36,409	35,089
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	7,122,000	7,318,339
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	139,391	139,273
Series 2007-C3 Class A4, 5.6801% 6/15/39 (g)	2,528,414	2,809,900
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	2,750,000	3,070,727
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	2,570,658	2,593,514
Series 2001-CKN5 Class AX, 1.5139% 9/15/34 (d)(g)(h)	873,131	523
Series 2006-C1 Class A3, 5.4038% 2/15/39 (g)	1,889,692	1,898,095
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3425% 2/15/22 (d)(g)	3,470,000	3,424,186
Class C:
0.3625% 2/15/22 (d)(g)	657,000	646,108
0.4625% 2/15/22 (d)(g)	234,000	226,745
Class F, 0.5125% 2/15/22 (d)(g)	469,000	451,119
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,341,000	5,923,842
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.384% 11/5/21 (d)(g)	3,490,000	3,398,956
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	$ 1,770,000	$ 1,774,459
Class C, 2.0056% 3/6/20 (d)(g)	1,335,000	1,339,430
Class D, 2.2018% 3/6/20 (d)(g)	400,000	401,363
Class E, 2.4764% 3/6/20 (d)(g)	670,000	672,715
Class F, 2.6334% 3/6/20 (d)(g)	335,000	335,859
Class G, 2.7903% 3/6/20 (d)(g)	165,000	165,501
Class H, 3.3004% 3/6/20 (d)(g)	275,000	276,587
Class J, 4.0852% 3/6/20 (d)(g)	395,000	396,437
Series 2006-GG6 Class A2, 5.506% 4/10/38	859,466	876,455
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A4, 5.56% 11/10/39 (g)	920,000	1,018,897
Series 2007-GG10 Class A2, 5.778% 8/10/45	2,162,614	2,187,430
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.8613% 4/15/45 (g)	2,010,000	2,220,734
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.4725% 11/15/18 (d)(g)	58,901	55,845
Class F, 0.5225% 11/15/18 (d)(g)	88,352	83,546
Class G, 0.5525% 11/15/18 (d)(g)	76,973	72,594
Class H, 0.6925% 11/15/18 (d)(g)	58,914	54,974
sequential payer:
Series 2006-CB14 Class A3B, 5.4896% 12/12/44 (g)	1,572,221	1,586,635
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	2,657,349	2,764,071
Series 2007-CB18 Class A4, 5.44% 6/12/47	870,000	963,911
Series 2007-CB19 Class A4, 5.7142% 2/12/49 (g)	1,967,639	2,199,778
Series 2007-LD11 Class A4, 5.8136% 6/15/49 (g)	3,734,597	4,179,373
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,202,833
Series 2005-LDP3 Class A3, 4.959% 8/15/42	159,273	159,139

	Principal Amount	Value
Series 2007-CB19:
Class B, 5.7142% 2/12/49 (g)	$ 755,000	$ 287,231
Class C, 5.7142% 2/12/49 (g)	1,971,000	385,357
Class D, 5.7142% 2/12/49 (g)	2,075,000	221,977
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	745,000	73,318
Class ES, 5.5196% 1/15/49 (d)(g)	4,663,000	13,661
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (g)	3,733,000	4,223,423
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	8,367	8,373
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	25,632	25,661
Series 2007-C1:
Class A3, 5.398% 2/15/40	4,036,927	4,112,135
Class A4, 5.424% 2/15/40	12,560,000	13,955,567
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,277,859
Series 2007-C7 Class A3, 5.866% 9/15/45	4,275,613	4,765,572
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5325% 9/15/21 (d)(g)	402,971	390,525
Class G, 0.5525% 9/15/21 (d)(g)	795,609	763,080
Class H, 0.5925% 9/15/21 (d)(g)	204,773	192,305
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8502% 6/12/50 (g)	4,566,000	5,126,244
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (g)	490,000	535,397
Series 2007-5 Class A4, 5.378% 8/12/48	750,000	823,347
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	3,875,000	4,287,505
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	6,160,044
Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	2,782,548	2,845,981
Series 2007-7 Class B, 5.7365% 6/12/50 (g)	770,000	45,091
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.393% 7/15/19 (d)(g)	113,478	46,810
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.383% 10/15/20 (d)(g)	$ 235,000	$ 227,212
Class E, 0.443% 10/15/20 (d)(g)	294,000	276,172
Class F, 0.493% 10/15/20 (d)(g)	176,000	163,568
Class G, 0.533% 10/15/20 (d)(g)	218,000	200,421
Class H, 0.623% 10/15/20 (d)(g)	137,000	119,102
Class J, 0.773% 10/15/20 (d)(g)	79,407	30,124
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	4,451,516	4,553,050
Series 2007-HQ12 Class A2, 5.5816% 4/12/49 (g)	3,300,145	3,309,518
Series 2007-IQ14 Class B, 5.7277% 4/15/49 (g)	2,175,000	365,778
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	3,626,888	4,269,573
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4725% 9/15/21 (d)(g)	491,000	478,936
Class F, 0.5325% 9/15/21 (d)(g)	661,000	641,454
Class G, 0.5525% 9/15/21 (d)(g)	626,000	591,839
Class J, 0.7925% 9/15/21 (d)(g)	139,000	118,210
Series 2007-WHL8 Class F, 0.6725% 6/15/20 (d)(g)	1,046,000	926,473
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	10,231,000	11,327,533
Series 2007-C31 Class A4, 5.509% 4/15/47	6,652,000	7,312,570
Series 2007-C32 Class A3, 5.7359% 6/15/49 (g)	10,000,000	11,184,900
Series 2007-C33 Class A4, 5.9241% 2/15/51 (g)	3,970,000	4,416,351
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	3,010,000	3,300,305
Series 2007-C31 Class C, 5.6793% 4/15/47 (g)	2,455,000	1,723,322
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $200,281,801)		199,073,390
Municipal Securities - 2.1%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	$ 1,200,000	$ 1,209,108
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	805,000	1,044,882
6.65% 3/1/22	4,360,000	5,159,755
7.3% 10/1/39	6,270,000	8,090,933
7.5% 4/1/34	5,055,000	6,552,695
7.55% 4/1/39	5,505,000	7,371,415
7.6% 11/1/40	10,310,000	13,962,214
7.625% 3/1/40	1,675,000	2,249,810
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	3,790,000	4,548,644
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	14,835,000	13,766,287
Series 2010, 4.421% 1/1/15	2,850,000	2,967,392
Series 2010-1, 6.63% 2/1/35	3,720,000	3,836,734
Series 2010-3:
6.725% 4/1/35	5,545,000	5,771,901
7.35% 7/1/35	2,580,000	2,842,928
Series 2011:
5.665% 3/1/18	1,595,000	1,747,833
5.877% 3/1/19	6,770,000	7,400,896
TOTAL MUNICIPAL SECURITIES (Cost $90,530,417)		88,523,427
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.75% 3/8/44 (Cost $4,568,172)	4,170,000	3,773,850
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $498,194)	487,000	513,242
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $329,170,086)	329,170,086	$ 329,170,086
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $4,518,076,089)	4,529,203,722
NET OTHER ASSETS (LIABILITIES) - (8.6)%	(358,818,793)
NET ASSETS - 100%	$ 4,170,384,929
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 7/1/28	$ (7,000,000)	$ (7,033,906)
3% 7/1/28	(600,000)	(617,250)
3% 7/1/43	(28,000,000)	(27,348,126)
3.5% 7/1/43	(12,000,000)	(12,177,187)
4% 7/1/28	(8,400,000)	(8,840,463)
4% 7/1/43	(11,600,000)	(12,081,219)
4.5% 7/1/43	(27,700,000)	(29,303,570)
4.5% 7/1/43	(8,500,000)	(8,992,070)
5% 7/1/43	(11,700,000)	(12,591,576)
5% 7/1/43	(3,700,000)	(3,981,951)
5.5% 7/1/43	(1,800,000)	(1,954,688)
6% 7/1/43	(1,800,000)	(1,956,376)
TOTAL FANNIE MAE		(126,878,382)
Ginnie Mae
4% 7/1/43	(2,000,000)	(2,095,781)
4% 7/1/43	(2,000,000)	(2,095,781)
TOTAL GINNIE MAE		(4,191,562)
TOTAL TBA SALE COMMITMENTS (Proceeds $130,909,121)		$ (131,069,944)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	2.5%	$ 203,185	$ (188,839)	$ 0	$ (188,839)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	2.5%	352,969	(328,048)	0	(328,048)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	78,601	(50,430)	0	(50,430)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	71,913	(32,862)	0	(32,862)
TOTAL CREDIT DEFAULT SWAPS						$ (600,179)	$ 0	$ (600,179)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,464,271 or 3.7% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,654,126.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 272,051
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,106,119,046	$ -	$ 1,106,119,046	$ -
U.S. Government and Government Agency Obligations	1,431,129,262	-	1,431,129,262	-
U.S. Government Agency - Mortgage Securities	1,289,356,906	-	1,289,356,906	-
Asset-Backed Securities	29,252,171	-	26,266,693	2,985,478
Collateralized Mortgage Obligations	52,292,342	-	52,292,342	-
Commercial Mortgage Securities	199,073,390	-	199,026,580	46,810
Municipal Securities	88,523,427	-	88,523,427	-
Foreign Government and Government Agency Obligations	3,773,850	-	3,773,850	-
Bank Notes	513,242	-	513,242	-
Money Market Funds	329,170,086	329,170,086	-	-
Total Investments in Securities:	$ 4,529,203,722	$ 329,170,086	$ 4,197,001,348	$ 3,032,288
Derivative Instruments:
Liabilities
Swaps	$ (600,179)	$ -	$ (600,179)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (131,069,944)	$ -	$ (131,069,944)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (600,179)
Total Value of Derivatives	$ -	$ (600,179)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,188,906,003)	$ 4,200,033,636
Fidelity Central Funds (cost $329,170,086)	329,170,086
Total Investments (cost $4,518,076,089)		$ 4,529,203,722
Cash		4,548,326
Receivable for investments sold, regular delivery		99,290,928
Receivable for TBA sale commitments		130,909,121
Receivable for swap agreements		1,473
Interest receivable		25,889,969
Distributions receivable from Fidelity Central Funds		29,690
Other receivables		491,421
Total assets		4,790,364,650

Liabilities
Payable for investments purchased Regular delivery	$ 155,941,337
Delayed delivery	331,273,399
TBA sale commitments, at value	131,069,944
Distributions payable	582,983
Bi-lateral OTC swaps, at value	600,179
Other payables and accrued expenses	511,879
Total liabilities		619,979,721

Net Assets		$ 4,170,384,929
Net Assets consist of:
Paid in capital		$ 4,167,193,053
Undistributed net investment income		5,923,251
Accumulated undistributed net realized gain (loss) on investments		(13,098,015)
Net unrealized appreciation (depreciation) on investments		10,366,640
Net Assets, for 40,140,881 shares outstanding		$ 4,170,384,929
Net Asset Value, offering price and redemption price per share ($4,170,384,929 ÷ 40,140,881 shares)		$ 103.89

Statement of Operations

	Six months ended June 30, 2013

Investment Income
Interest		$ 52,997,408
Income from Fidelity Central Funds		272,051
Total income		53,269,459

Expenses
Custodian fees and expenses	$ 41,114
Independent trustees' compensation	7,914
Total expenses before reductions	49,028
Expense reductions	(8,326)	40,702
Net investment income (loss)		53,228,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,564,175)
Swaps	(7,991)
Total net realized gain (loss)		(12,572,166)
Change in net unrealized appreciation (depreciation) on: Investment securities	(138,088,185)
Swaps	16,133
Delayed delivery commitments	(121,483)
Total change in net unrealized appreciation (depreciation)		(138,193,535)
Net gain (loss)		(150,765,701)
Net increase (decrease) in net assets resulting from operations		$ (97,536,944)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,228,757	$ 117,614,823
Net realized gain (loss)	(12,572,166)	120,265,599
Change in net unrealized appreciation (depreciation)	(138,193,535)	8,093,329
Net increase (decrease) in net assets resulting from operations	(97,536,944)	245,973,751
Distributions to shareholders from net investment income	(52,211,647)	(114,968,209)
Distributions to shareholders from net realized gain	(47,197,834)	(85,937,583)
Total distributions	(99,409,481)	(200,905,792)
Share transactions Proceeds from sales of shares	118,032,776	291,928,653
Reinvestment of distributions	98,826,498	201,241,629
Cost of shares redeemed	(101,952,090)	(76,195,187)
Net increase (decrease) in net assets resulting from share transactions	114,907,184	416,975,095
Total increase (decrease) in net assets	(82,039,241)	462,043,054

Net Assets
Beginning of period	4,252,424,170	3,790,381,116
End of period (including undistributed net investment income of $5,923,251 and undistributed net investment income of $4,906,141, respectively)	$ 4,170,384,929	$ 4,252,424,170
Other Information Shares
Sold	1,116,988	2,692,517
Issued in reinvestment of distributions	925,450	1,838,710
Redeemed	(953,025)	(694,031)
Net increase (decrease)	1,089,413	3,837,196

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 108.89	$ 107.64	$ 105.18	$ 104.52	$ 94.78	$ 102.50
Income from Investment Operations
Net investment income (loss) D	1.349	3.111	3.817	3.943	4.762	5.319
Net realized and unrealized gain (loss)	(3.835)	3.442	4.385	4.424	9.818	(7.583)
Total from investment operations	(2.486)	6.553	8.202	8.367	14.580	(2.264)
Distributions from net investment income	(1.309)	(3.056)	(3.851)	(3.947)	(4.580)	(5.236)
Distributions from net realized gain	(1.205)	(2.247)	(1.891)	(3.760)	(.260)	(.220)
Total distributions	(2.514)	(5.303)	(5.742)	(7.707)	(4.840)	(5.456)
Net asset value, end of period	$ 103.89	$ 108.89	$ 107.64	$ 105.18	$ 104.52	$ 94.78
Total Return B,C	(2.33)%	6.16%	7.96%	8.12%	15.71%	(2.29)%
Ratios to Average Net Assets E,H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	2.54% A	2.84%	3.57%	3.65%	4.75%	5.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,170,385	$ 4,252,424	$ 3,790,381	$ 3,758,091	$ 3,957,226	$ 3,162,861
Portfolio turnover rate F	327% A	291%	302%	230%	141%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013

1. Organization.

Fidelity® VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 103,392,809
Gross unrealized depreciation	(87,560,320)
Net unrealized appreciation (depreciation) on securities and other investments	$ 15,832,489

Tax cost	$ 4,513,371,233

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ (7,991)	$ 16,133

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Semiannual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $308,202,527 and $123,201,788, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $7,914.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $412.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	11.72
VIP Asset Manager: Growth Portfolio	.83
VIP Balanced Portfolio	11.92
VIP Investment Grade Bond Portfolio	75.53

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2013, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2013 and for the year ended December 31, 2012, and the financial highlights for the six months ended June 30, 2013 and for each of the five years in the period ended December 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2013 and for the year ended December 31, 2012, and the financial highlights for the six months ended June 30, 2013 and for each of the five years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 15, 2013

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2013